Trade payables and other current liabilities - Narrative (Details) - USD ($)			12 Months Ended
	Sep. 30, 2024	Aug. 01, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2023	Oct. 31, 2023
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Trade payables			$ 10,081,000	$ 6,106,000		$ 16,281,000
Deferred revenue			710,000	309,000		367,000
Trade payables and other non-current liabilities			1,360,000	0		0
Contract liabilities			204,000	300,000		190,000
Contract liabilities			7,224,000	11,021,000		5,852,000
Manufacturing Supply Agreement
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Contract liabilities			2,571,000
Strategic Partner | Development Services
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues					$ 4,500,000
Other revenue			314,000	571,000
Net remaining contract liability				245,000
5G New Product Development
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Additions				1,587,000
5G New Product Development, Team Of Engineers
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Trade payables			1,430,000
Trade payables and other non-current liabilities				1,288,000
5G Broadband Platform Licence | Qualcomm Technologies, Inc
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues	$ 20,000,000			12,139,000
Contract liabilities				7,861,000
5G Broadband Platform Licence | Strategic Partner, Second Amendment Contract, 5G Chipset China
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues			2,500,000	18,750,000
Development Services | Strategic Partner, Second Amendment Contract, 5G Chipset China
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues		$ 60,000,000
Current contract liabilities				2,500,000
Development Services | Second Strategic Partner, Fourth Amendment Contract,
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues				420,000
Current contract liabilities			2,730,000	2,730,000
License and services agreement upfront payment							$ 3,150,000
Development services agreements
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Deferred revenue			$ 710,000	$ 309,000		$ 367,000